Accounts payable and accrued liabilities	12 Months Ended
Dec. 31, 2017
Accounts payable and accrued liabilities [Abstract]
Accounts payable and accrued liabilities	Accounts payable and accrued liabilities

	2017 $	2016 $
Trade payables	3,773	2,863
Other accrued liabilities	2,149	1,755
Employee accruals	2,037	1,173
	7,959	5,791